RELATED PARTY TRANSACTIONS - Additional Information (Details) - CAPSTAR SPECIAL PURPOSE ACQUISITION CORP - USD ($)				8 Months Ended	9 Months Ended	11 Months Ended
	Jul. 07, 2020	Jul. 01, 2020	Feb. 14, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Jul. 28, 2021	Mar. 03, 2021	Feb. 14, 2021
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 150,000	$ 0	$ 150,000
Loans From Sponsor Working Capital Purpose							$ 4,000,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 10,000
Research and development, including related party expenses						60,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 250,000						$ 250,000
Repayment of promissory note - related party	$ 140,000		$ 150,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum Loans Convertible Into Warrants					$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share)					$ 1.00	$ 1.00
Loans From Sponsor Working Capital Purpose								$ 1,500,000